Basis of Presentation and Nature of Operations (Tables)	6 Months Ended
May 31, 2013
Substantial Expenses in Connection with Acquisition

A summary of the expenses related to the Acquisition recorded in fiscal 2012 ($11.6 million) and through the first half of fiscal 2013 ($11.8 million), a portion of which may be recoverable in the future through the Company’s U.S. government contracts, is as follows (in millions):

Legal expenses	$10.3
Professional fees and consulting	7.5
Internal labor	3.0
Costs related to the previously planned divestiture of the Liquid Divert and Attitude Control Systems (the “LDACS”) business, including $0.3 million of internal labor	1.5
Other	1.1

$23.4